Loans and advances to customers - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Other financial assets at fair value through profit or loss	$ 51,705	$ 42,340
Loans and receivables	679,300	675,498
Total financial assets	1,285,120	1,308,730
Loans and advances to customers
Financial instruments
Other financial assets at fair value through profit or loss	5,618	4,509
Loans and receivables	609,420	581,638
Total financial assets	615,038	586,147
Collateral provided	2,566	3,214
Gross carrying amount | Loans and advances to customers
Financial instruments
Total financial assets	631,967	604,030
Allowance for impairment losses | Loans and advances to customers
Financial instruments
Total financial assets	$ 16,929	$ 17,883